GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2026
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

14) GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses consist of the following:

	March 31, 2026	March 31, 2025
Salaries and benefits	$1,211	$1,000
Office and miscellaneous	693	446
Professional fees	491	187
Management and consulting fees	133	247
Investor relations	158	95
Regulatory and compliance fees	99	44
Directors’ fees	88	34
Travel and promotion	60	33
Depreciation	42	37
	$2,975	$2,123